SUBSEQUENT EVENTS (Details Narrative)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 21, 2026 USD ($)	Mar. 25, 2026 USD ($)	May 12, 2026 USD ($) shares	Mar. 31, 2026 USD ($) Vote $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 07, 2026	Mar. 19, 2026 Vote $ / shares shares	Oct. 27, 2025 $ / shares shares	Oct. 26, 2025 shares
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding				5,510,021		3,642,501	391,373			2,884,447	86,533,435
Common stock, par value per share | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, par value per share | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, votes per share | Vote				1
Net revenues | $				$ 3,268,620	$ 3,870,050	$ 15,133,647	$ 17,771,485
Forecast [Member]
Subsequent Event [Line Items]
Net revenues | $		$ 1,350,000
Annual recurring revenue | $		$ 1,165,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued									5,148,411
Common Stock, Shares, Outstanding									4,188,187
Common stock, par value per share | $ / shares									$ 0.0001
Preferred Stock, Shares, Outstanding									960,224
Preferred stock, par value per share | $ / shares									$ 0.0001
Common stock, votes per share | Vote									1
Voting stock, shares represented									2,611,518
Class of warrant or right, number of securities called by warrants or rights									3,314,920
Voting stock, shares represented									2000.00%
Subsequent Event [Member] | Kustom Entertainment Inc [Member]
Subsequent Event [Line Items]
Estimated annual revenue contribution | $	$ 5,100,000
Estimated backlog | $	$ 8,000,000.0
Expected transaction closing period								45 days
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $			$ 2,300,000
Stock issued			3,080,000